THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 37.9%

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — 31.5%
FHLMC
5.500%, 06/01/41 to 11/01/52	$609,951	$606,326
5.000%, 01/01/53	1,588,202	1,552,577
4.500%, 05/01/48 to 07/01/52	750,430	730,785
4.000%, 08/01/44 to 09/01/48	98,300	93,515
3.500%, 08/01/30 to 11/01/48	2,972,784	2,743,093
3.000%, 01/01/47 to 12/01/47	2,169,440	1,931,910
2.500%, 10/01/31 to 11/01/51	3,383,308	2,890,498
2.000%, 07/01/50 to 05/01/52	3,629,886	2,970,449

FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/31	295,000	243,505

FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/31	215,000	192,581

FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/27	520,000	488,678

FHLMC, Ser 2006-R006, Cl ZA
6.000%, 04/15/36	158,746	164,134

FHLMC, Ser 2010-3632, Cl PK
5.000%, 02/15/40	16,414	16,078

FHLMC, Ser 2012-271, Cl 30
3.000%, 08/15/42	34,816	31,641

FHLMC, Ser 2015-4479, Cl HA
3.750%, 05/15/39 (A)	8,355	8,278

FHLMC, Ser 2017-356, Cl 300
3.000%, 09/15/47	142,936	127,244

FNMA
6.000%, 09/01/39	605	626
5.500%, 04/01/36 to 07/01/40	129,827	129,434
5.000%, 02/01/31 to 04/01/53	1,592,866	1,574,427
4.500%, 04/01/35 to 09/01/52	1,890,592	1,824,535
4.000%, 06/01/42 to 05/01/52	4,635,021	4,404,307
3.500%, 07/01/30 to 04/01/52	4,079,044	3,776,918
3.040%, 01/01/28	163,633	152,221
3.000%, 12/01/31 to 12/01/51	10,318,787	9,257,669
2.500%, 05/01/50 to 04/01/52	12,194,731	10,412,610

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
2.000%, 05/01/36 to 12/01/51	$20,500,185	$16,815,501
1.850%, 09/01/35	269,174	225,038

FNMA or FHLMC TBA
6.000%, 08/01/33	490,000	492,909
5.500%, 08/01/37	216,000	214,498

FNMA, Ser 2001-T4, Cl A1
7.500%, 07/25/41	1,294	1,302

FNMA, Ser 2005-24, Cl ZE
5.000%, 04/25/35	3,282	3,212

FNMA, Ser 2012-121, Cl TB
7.000%, 11/25/42	16,886	17,795

FNMA, Ser 2012-411, Cl A3
3.000%, 08/25/42	392,295	349,758

GNMA
5.500%, 07/20/43 to 09/20/43	3,508	3,607
4.690%, 06/20/62 (B)	145	133
4.526%, 01/20/67 (B)	41,980	40,817
4.500%, 03/15/42	42,490	41,847
4.000%, 04/20/49 to 04/20/52	1,937,967	1,837,398
3.000%, 04/20/45 to 04/20/50	920,052	826,318
2.500%, 04/20/51 to 11/20/51	1,800,335	1,544,743

GNMA TBA
5.000%, 08/01/33	685,000	671,193
3.500%, 08/20/2038 to 08/15/2041	889,000	816,769

GNMA, Ser 2010-H14, Cl BI, IO
1.423%, 07/20/60 (B) (C)	1,554	138

GNMA, Ser 2017-H16, Cl PT
4.864%, 05/20/66 (B)	129	127

UMBS TBA
5.000%, 08/15/53	1,248,000	1,219,091
4.500%, 09/01/33	3,195,346	3,059,169
4.000%, 08/13/39	482,997	450,866
3.500%, 08/01/40	1,040,000	942,236
2.500%, 08/19/34 to 08/15/53	3,355,253	2,944,638
2.000%, 08/15/38	1,504,000	1,328,984

		80,172,126

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 6.4%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Ser 2005-1, Cl A3
5.278%, 08/10/35 (D)	$331,081	$315,929

Alen Mortgage Trust, Ser 2021-ACEN, Cl A
6.487%, TSFR1M + 1.264%, 04/15/34 (B) (D)	585,000	527,081

Arbor Multifamily Mortgage Securities Trust, Ser 2021- MF2, Cl B
2.560%, 06/15/54 (B) (D)	360,000	271,607

BANK, Ser 2022-BNK40, Cl A4
3.394%, 03/15/64 (B)	340,000	296,833

BBCMS Mortgage Trust, Ser 2020-C6, Cl AS
2.840%, 02/15/53	340,000	281,110

BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/35 (D)	499,994	456,010

Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/55	525,000	459,666

Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.445%, 05/15/55 (B)	445,000	391,387

BMO Mortgage Trust, Ser 2022-C3, Cl AS
5.326%, 09/15/54 (B)	410,000	399,631

BPR Trust, Ser 2022-OANA, Cl A
7.120%, TSFR1M + 1.898%, 04/15/37 (B) (D)	485,000	474,214

BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/35 (D)	750,000	541,258

BX Mortgage Trust, Ser 2022-MVRK, Cl B
7.138%, TSFR1M + 1.916%, 03/15/39 (B) (D)	741,647	731,195

BX Trust, Ser 2022-PSB, Cl A
7.673%, TSFR1M + 2.451%, 08/15/39 (B) (D)	89,262	89,235

CG-CCRE Commercial Mortgage Trust, Ser 2014-FL2, Cl A
7.190%, TSFR1M + 1.968%, 11/15/31 (B) (D)	17,703	17,516

CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/61 (B) (D)	755,263	642,865

CIM Trust, Ser 2022-R2, Cl A1
3.750%, 12/25/61 (B) (D)	460,124	420,385

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
COMM Mortgage Trust, Ser 2015-CR26, Cl C
4.466%, 10/10/48 (B)	$715,000	$636,859

Commercial Mortgage Trust, Ser 2022-LPFL, Cl B
7.117%, TSFR1M + 1.896%, 03/15/39 (B) (D)	195,000	191,705

CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl ASB
3.448%, 08/15/48	0	—

CSAIL Commercial Mortgage Trust, Ser 2016-C7, Cl ASB
3.314%, 11/15/49	332,177	318,940

CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/60 (B) (D)	703,810	596,433

CSMC, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (D)	610,000	528,228

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/34 (D)	300,000	293,301

DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
4.935%, 01/10/34 (B) (D)	450,000	434,597

EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
6.437%, TSFR1M + 1.214%, 10/15/38 (B) (D)	454,991	444,157

FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl 2A
3.500%, 07/25/46	29,643	26,618

Finance of America Structured Securities Trust, Ser 2021-S2, Cl A2
1.750%, 09/25/71 (A) (D)	930,273	872,210

GPMT, Ser 2021-FL3, Cl A
6.594%, TSFR1M + 1.364%, 07/16/35 (B) (D)	254,802	251,928

JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl AS
4.420%, 11/15/45	318,481	317,340

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/47	825,000	790,786

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl B
4.347%, 11/15/47 (B)	330,000	306,329

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/51 (B) (D)	$1,059,762	$846,308

Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/60 (B) (D)	379,792	350,697

Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl C
4.325%, 05/15/48 (B)	210,000	181,637

Morgan Stanley Capital I Trust, Ser 2022-L8, Cl AS
3.794%, 04/15/55 (B)	405,000	348,005

MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/35 (B) (D)	380,000	348,092

OBX Trust, Ser 2020-EXP3, Cl 2A1A
6.313%, TSFR1M + 1.014%, 01/25/60 (B) (D)	3,705	3,698

Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.980%, 10/25/48 (B) (D)	685,535	658,157

STWD, Ser 2019-FL1, Cl A
6.416%, TSFR1M + 1.194%, 07/15/38 (B) (D)	161,481	160,562

Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/58 (B) (D)	23,080	21,977

Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/59 (B) (D)	81,569	75,049

Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/63 (B) (D)	89,622	83,071

UBS Commercial Mortgage Trust, Ser 2017-C4, Cl A3
3.301%, 10/15/50	273,308	252,259

Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/55 (B)	575,000	519,316

WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/57 (B)	425,000	388,272

		16,562,453

TOTAL MORTGAGE-BACKED SECURITIES (Cost $105,512,964)		96,734,579

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — 31.5%

	Face Amount	Value
COMMUNICATION SERVICES — 3.3%
AT&T
6.000%, 11/15/34	$20,000	$20,156
3.550%, 09/15/55	995,000	669,575
3.500%, 06/01/41	505,000	376,009
1.700%, 03/25/26	820,000	744,913
Meta Platforms
5.600%, 05/15/53	510,000	525,140
Paramount Global
6.375%, H15T5Y + 3.999%, 03/30/62 (B)	880,000	725,516
6.250%, ICE LIBOR USD 3 Month + 3.899%, 02/28/57 (B)	225,000	174,375
5.900%, 10/15/40	455,000	390,823
Sprint Spectrum
5.152%, 03/20/28 (D)	1,624,500	1,607,707
Time Warner Cable
5.875%, 11/15/40	790,000	698,759
T-Mobile USA
4.500%, 04/15/50	590,000	504,164
Verizon Communications
5.250%, 03/16/37	760,000	749,045
4.016%, 12/03/29	251,000	233,839
Warnermedia Holdings
5.141%, 03/15/52	1,150,000	934,757

		8,354,778

CONSUMER DISCRETIONARY — 0.2%
Resorts World Las Vegas
4.625%, 04/06/31 (D)	670,000	522,708

CONSUMER STAPLES — 1.8%
Altria Group
10.200%, 02/06/39	40,000	54,275
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
4.900%, 02/01/46	160,000	151,640
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	585,000	602,306
Bacardi
5.400%, 06/15/33 (D)	865,000	857,208

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
BAT Capital
6.421%, 08/02/33	$395,000	$395,000
4.390%, 08/15/37	670,000	529,491
3.557%, 08/15/27	370,000	343,642
JBS USA LUX
6.500%, 12/01/52 (D)	575,000	561,997
Philip Morris International
5.125%, 02/15/30	875,000	869,434
Reynolds American
8.125%, 05/01/40	45,000	49,308
7.250%, 06/15/37	220,000	227,303

		4,641,604

ENERGY — 3.7%
Cheniere Corpus Christi Holdings
3.700%, 11/15/29	883,000	805,724
Continental Resources
2.268%, 11/15/26 (D)	1,135,000	1,015,661
Devon Energy
7.875%, 09/30/31	195,000	220,791
5.600%, 07/15/41	405,000	385,089
Diamondback Energy
6.250%, 03/15/33	915,000	955,812
Energy Transfer
5.250%, 04/15/29	1,110,000	1,099,914
Enterprise Products Operating
5.350%, 01/31/33	585,000	596,568
Galaxy Pipeline Assets Bidco
1.750%, 09/30/27 (D)	543,381	501,251
Hess
6.000%, 01/15/40	740,000	738,368
5.800%, 04/01/47	265,000	258,830
MPLX
4.950%, 03/14/52	805,000	683,761
4.800%, 02/15/29	280,000	271,732
Sabine Pass Liquefaction
5.000%, 03/15/27	955,000	945,865
Tennessee Gas Pipeline
8.375%, 06/15/32	135,000	154,676
2.900%, 03/01/30 (D)	590,000	509,552

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — continued
Tullow Oil
10.250%, 05/15/26 (D)	$479,000	$389,427

		9,533,021

FINANCIALS — 12.9%
Athene Global Funding
2.950%, 11/12/26 (D)	600,000	540,659
Athene Holding
4.125%, 01/12/28	875,000	810,840
Banco Santander
1.722%, H15T1Y + 0.900%, 09/14/27 (B)	800,000	702,336
Bank of America
5.288%, U.S. SOFR + 1.910%, 04/25/34 (B)	375,000	372,138
4.571%, U.S. SOFR + 1.830%, 04/27/33 (B)	1,320,000	1,240,932
3.366%, TSFR3M + 1.072%, 01/23/26 (B)	840,000	809,754
2.572%, U.S. SOFR + 1.210%, 10/20/32 (B)	845,000	685,789
Bank of America MTN
3.093%, TSFR3M + 1.352%, 10/01/25 (B)	575,000	556,336
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%, 09/04/71 (B) (E)	870,000	823,989
Barclays
4.375%, 01/12/26	830,000	802,274
BPCE MTN
5.975%, U.S. SOFR + 2.100%, 01/18/27 (B) (D)	950,000	946,323
Cantor Fitzgerald
4.500%, 04/14/27 (D)	775,000	730,295
CI Financial
4.100%, 06/15/51	600,000	366,830
3.200%, 12/17/30	895,000	688,036
Citigroup
8.125%, 07/15/39	415,000	526,613
5.610%, U.S. SOFR + 1.546%, 09/29/26 (B)	480,000	478,983
2.561%, U.S. SOFR + 1.167%, 05/01/32 (B)	820,000	669,618
Citigroup Capital III
7.625%, 12/01/36	15,000	15,332
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/33 (B) (D)	625,000	547,659
Credit Suisse Group
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%, 06/11/72 (D) (E)	725,000	27,042
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/26 (B) (D)	670,000	672,837

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
F&G Global Funding
1.750%, 06/30/26 (D)	$475,000	$422,558
Farmers Exchange Capital III
5.454%, ICE LIBOR USD 3 Month + 3.454%, 10/15/54 (B) (D)	615,000	536,631
Goldman Sachs Capital I
6.345%, 02/15/34	585,000	590,271
Goldman Sachs Group
3.272%, TSFR3M + 1.463%, 09/29/25 (B)	700,000	678,910
2.383%, U.S. SOFR + 1.248%, 07/21/32 (B)	1,155,000	922,903
Intesa Sanpaolo
4.198%, H15T1Y + 2.600%, 06/01/32 (B) (D)	650,000	500,566
Jackson Financial
3.125%, 11/23/31	800,000	630,716
JPMorgan Chase
1.045%, U.S. SOFR + 0.800%, 11/19/26 (B)	760,000	686,352
Mercury General
4.400%, 03/15/27	819,000	770,681
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/26 (B)	1,030,000	1,026,686
5.063%, H15T1Y + 1.550%, 09/12/25 (B)	940,000	930,011
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/38 (B)	355,000	353,148
1.593%, U.S. SOFR + 0.879%, 05/04/27 (B)	680,000	610,072
Morgan Stanley MTN
5.250%, U.S. SOFR + 1.870%, 04/21/34 (B)	1,050,000	1,036,496
2.511%, U.S. SOFR + 1.200%, 10/20/32 (B)	795,000	641,054
Mutual of Omaha Insurance
4.297%, ICE LIBOR USD 3 Month + 2.640%, 07/15/54 (B) (D)	73,000	71,050
Nasdaq
5.550%, 02/15/34	635,000	640,707
NatWest Group
7.472%, H15T1Y + 2.850%, 11/10/26 (B)	735,000	758,022
1.642%, H15T1Y + 0.900%, 06/14/27 (B)	475,000	420,608
Ohio National Financial Services
6.800%, 01/24/30 (D)	590,000	548,695
PNC Financial Services Group
5.582%, U.S. SOFR + 1.841%, 06/12/29 (B)	865,000	866,762
Principal Life Global Funding II
2.250%, 11/21/24 (D)	990,000	941,971
Prospect Capital
3.706%, 01/22/26	245,000	222,855

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Societe Generale
3.625%, 03/01/41 (D)	$360,000	$237,264
Societe Generale MTN
7.367%, 01/10/53 (D)	475,000	474,939
2.625%, 01/22/25 (D)	720,000	683,742
Toronto-Dominion Bank MTN
4.456%, 06/08/32	705,000	663,745
UBS Group
3.750%, 03/26/25	660,000	638,467
Validus Holdings
8.875%, 01/26/40	115,000	143,660
Wells Fargo
6.070%, TSFR3M + 0.500%, 01/15/27 (B)	735,000	701,249
Wells Fargo MTN
3.196%, TSFR3M + 1.432%, 06/17/27 (B)	720,000	673,431
Westpac Banking
2.668%, H15T5Y + 1.750%, 11/15/35 (B)	540,000	416,176

		32,455,013

HEALTH CARE — 1.6%
Amgen
6.375%, 06/01/37	535,000	573,396
5.650%, 03/02/53	550,000	551,659
Bayer US Finance
3.375%, 10/08/24 (D)	30,000	29,082
Bayer US Finance II
4.700%, 07/15/64 (D)	765,000	608,578
CVS Health
5.125%, 02/21/30	850,000	845,758
HCA
3.500%, 09/01/30	485,000	426,315
Merck
5.000%, 05/17/53	480,000	481,541
Pfizer Investment Enterprises Pte
5.300%, 05/19/53	425,000	436,703
Royalty Pharma
1.200%, 09/02/25	300,000	272,726

		4,225,758

INDUSTRIALS — 1.5%
AerCap Ireland Capital DAC
3.000%, 10/29/28	485,000	423,153

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Boeing
2.196%, 02/04/26	$735,000	$678,308
L3Harris Technologies
5.400%, 07/31/33	715,000	719,940
Regal Rexnord
6.050%, 02/15/26 (D)	960,000	959,694
Triton Container International
2.050%, 04/15/26 (D)	450,000	397,133
United Airlines
4.375%, 04/15/26 (D)	615,000	582,305

		3,760,533

INFORMATION TECHNOLOGY — 1.9%
Broadcom
4.926%, 05/15/37 (D)	327,000	297,123
3.419%, 04/15/33 (D)	364,000	304,446
Kyndryl Holdings
2.050%, 10/15/26	675,000	587,988
Marvell Technology
1.650%, 04/15/26	767,000	694,019
Oracle
6.900%, 11/09/52	525,000	588,184
3.800%, 11/15/37	990,000	804,036
3.600%, 04/01/40	650,000	500,625
Sprint
7.875%, 09/15/23	515,000	515,427
7.125%, 06/15/24	110,000	111,035
Sprint Capital
8.750%, 03/15/32	195,000	234,952
Vontier
1.800%, 04/01/26	330,000	295,226

		4,933,061

MATERIALS — 0.6%
Celanese US Holdings
6.330%, 07/15/29	285,000	286,060
6.050%, 03/15/25	755,000	754,294
First Quantum Minerals
8.625%, 06/01/31 (D)	560,000	573,300

		1,613,654

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — 1.1%
CoStar Group
2.800%, 07/15/30 (D)	$765,000	$639,337
Essential Properties
2.950%, 07/15/31	475,000	359,354
Sabra Health Care
3.900%, 10/15/29	585,000	484,192
Scentre Group Trust 2
4.750%, H15T5Y + 4.379%, 09/24/80 (B) (D)	960,000	862,943
Simon Property Group
2.450%, 09/13/29	590,000	500,663

		2,846,489

UTILITIES — 2.9%
American Electric Power
5.699%, 08/15/25	500,000	500,590
Duke Energy Ohio
5.250%, 04/01/33	500,000	505,734
Eversource Energy
5.125%, 05/15/33	510,000	502,762
Louisville Gas and Electric
5.450%, 04/15/33	665,000	680,171
NextEra Energy Capital Holdings
6.051%, 03/01/25	640,000	644,641
Pacific Gas and Electric
6.100%, 01/15/29	745,000	740,709
2.100%, 08/01/27	1,035,000	892,260
1.700%, 11/15/23	835,000	824,390
Texas Electric Market Stabilization Funding N
4.265%, 08/01/34 (D)	1,136,249	1,079,223
Virginia Electric and Power
5.000%, 04/01/33	617,000	611,136
Vistra Operations
4.300%, 07/15/29 (D)	415,000	370,031

		7,351,647

TOTAL CORPORATE OBLIGATIONS (Cost $88,567,434)		80,238,266

U.S. TREASURY OBLIGATIONS — 24.3%

U.S. Cash Management Bills - Reopening
5.175%, 09/14/23 (F)	5,320,000	5,285,756

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
U.S. Treasury Bills
5.102%, 08/29/23 (F)	$5,170,000	$5,148,844
U.S. Treasury Bonds
3.875%, 05/15/43	8,445,000	8,072,892
3.625%, 02/15/53 to 05/15/53	10,510,000	9,808,045
2.375%, 02/15/42	6,210,000	4,737,066
U.S. Treasury Notes
4.625%, 06/30/25	2,140,000	2,128,130
4.250%, 05/31/25	2,625,000	2,591,982
4.125%, 01/31/25 to 07/31/28	8,025,000	7,963,503
4.000%, 06/30/28 to 07/31/30	5,190,000	5,155,544
3.875%, 03/31/25 to 04/30/25	4,265,000	4,183,170
3.750%, 05/31/30	1,820,000	1,783,600
3.625%, 05/15/26	1,135,000	1,107,246
3.500%, 01/31/28	2,435,000	2,361,855
3.375%, 05/15/33	1,600,000	1,526,250

TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,904,266)		61,853,883

ASSET-BACKED SECURITIES — 8.2%

AccessLex Institute, Ser 2007-A, Cl A3
5.696%, TSFR3M + 0.300%, 05/25/36 (B)	232,021	225,098
Affirm Asset Securitization Trust, Ser 2022-A, Cl A
4.300%, 05/17/27 (D)	380,000	370,551
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/27 (D)	60,142	58,768
Avis Budget Rental Car Funding AESOP, Ser 2019-3A, Cl A
2.360%, 03/20/26 (D)	175,000	166,089
Avis Budget Rental Car Funding AESOP, Ser 2023-3A, Cl A
5.440%, 02/22/28 (D)	370,000	364,011
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl A
5.780%, 04/20/28 (D)	610,000	607,414
BA Credit Card Trust, Ser 2023-A1, Cl A1
4.790%, 05/15/28	195,000	193,625
BBCMS Mortgage Trust, Ser 2023-C20, Cl A5
5.576%, 07/15/56 (B)	420,000	431,236
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/28	255,000	254,958

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CARS-DB5 LP, Ser 2021-1A, Cl A2
2.280%, 08/15/51 (D)	$593,605	$457,248
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/27	475,000	462,354
College Avenue Student Loans, Ser 2021-B, Cl B
2.420%, 06/25/52 (D)	254,694	220,926
DataBank Issuer, Ser 2021-1A, Cl A2
2.060%, 02/27/51 (D)	310,000	271,439
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl B
0.980%, 12/11/34 (D)	340,000	323,777
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl C
1.200%, 12/11/34 (D)	600,000	568,744
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (D)	432,938	424,271
Enterprise Fleet Funding, Ser 2021-1, Cl A3
0.700%, 12/21/26 (D)	285,000	269,069
Evergreen Credit Card Trust, Ser 2023-CRT3, Cl B
6.580%, 02/16/27 (D)	520,000	520,078
Galaxy XXIV CLO, Ser 2017-24A, Cl A
6.690%, TSFR3M + 1.382%, 01/15/31 (B) (D)	642,586	639,880
Goodgreen Trust, Ser 2021-1A, Cl A
2.660%, 10/15/56 (D)	267,329	220,338
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/26 (D)	520,000	484,671
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (D)	475,000	441,221
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/39 (D)	54,520	50,811
HIN Timeshare Trust, Ser 2020-A, Cl A
1.390%, 10/09/39 (D)	393,609	357,105
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/16/26	330,000	318,618
JPMorgan Chase, Ser 2020-2, Cl B
0.840%, 02/25/28 (D)	48,032	47,319
JPMorgan Chase, Ser 2021-2, Cl B
0.889%, 12/26/28 (D)	146,691	142,061
JPMorgan Chase, Ser 2021-3, Cl B
0.760%, 02/26/29 (D)	84,956	80,977
LoanCore Issuer, Ser 2021-CRE6, Cl A
6.636%, TSFR1M + 1.414%, 11/15/38 (B) (D)	610,000	592,872
MF1, Ser 2021-FL7, Cl A
6.424%, TSFR1M + 1.194%, 10/16/36 (B) (D)	510,000	502,093

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/42 (D)	$41,962	$41,242
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/68 (D)	36,663	33,661
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/69 (D)	371,906	334,142
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/62 (D)	567,336	504,706
NovaStar Mortgage Funding Trust, Ser 2003-3, Cl A1
6.123%, TSFR1M + 0.824%, 12/25/33 (B)	8,226	7,966
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/29 (D)	477,138	474,897
Santander Consumer Auto Receivables Trust, Ser 2021- AA, Cl A3
0.330%, 10/15/25 (D)	288,821	286,268
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/26	483,528	477,858
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/28	39,889	37,140
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/32	594,606	532,763
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/32	317,636	302,679
Scholar Funding Trust, Ser 2011-A, Cl A
6.230%, SOFR90A + 1.162%, 10/28/43 (B) (D)	310,864	303,855
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
6.970%, TSFR3M + 1.400%, 04/15/31 (B) (D)	160,712	160,396
SLM Private Credit Student Loan Trust, Ser 2004-B, Cl A3
5.882%, TSFR3M + 0.330%, 03/15/24 (B)	104	104
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/51 (D)	330,309	291,094
SMB Private Education Loan Trust, Ser 2021-B, Cl B
2.650%, 07/17/51 (D)	295,000	238,611
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/53 (D)	438,971	388,424
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/31 (D)	126,036	125,802
South Carolina Student Loan, Ser 2015-A, Cl A
6.913%, TSFR1M + 1.614%, 01/25/36 (B)	399,491	398,661

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Southwick Park CLO, Ser 2021-4A, Cl A1R
6.648%, TSFR3M + 1.322%, 07/20/32 (B) (D)	$1,490,000	$1,480,157
Stack Infrastructure Issuer, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (D)	350,729	345,977
Stack Infrastructure Issuer, Ser 2020-1A, Cl A2
1.893%, 08/25/45 (D)	300,000	271,445
Strata CLO II, Ser 2021-1A, Cl A1
7.178%, TSFR3M + 1.852%, 10/20/33 (B) (D)	1,100,000	1,099,786
Tesla Auto Lease Trust, Ser 2021-B, Cl B
0.910%, 09/22/25 (D)	925,000	880,888
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/58 (B) (D)	137,570	136,001
United States Small Business Administration, Ser 2022- 25F, Cl 1
4.010%, 06/01/47	486,196	458,739
WSTN Trust, Ser 2023-MAUI, Cl B
7.263%, 08/05/27 (B) (D)	785,000	781,706
Z Capital Credit Partners CLO, Ser 2021-1A, Cl A1R
7.080%, TSFR3M + 1.772%, 07/16/31 (B) (D)	555,000	553,721

TOTAL ASSET-BACKED SECURITIES (Cost $21,987,910)		21,016,311

MUNICIPAL BONDS — 0.3%

GEORGIA — 0.3%
Georgia State, Municipal Electric Authority, RB, Ser 2010-A
7.055%, 04/01/57	201,000	206,897
6.637%, 04/01/57	608,000	677,977

TOTAL MUNICIPAL BONDS (Cost $1,176,257)		884,874

LOAN PARTICIPATION — 0.0%

Sungard AS New Holdings III LLC, Initial Loan (2020), 1st Lien
8.500%, 07/01/24	4,361	2,965

TOTAL LOAN PARTICIPATION
(Cost $4,352)		2,965

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

COMMON STOCK — 0.0%

	Shares	Value
INFORMATION TECHNOLOGY — 0.0%
Sungard AS *	190	$2

TOTAL COMMON STOCK
(Cost $4,750)		2

TOTAL INVESTMENTS — 102.2%
(Cost $281,157,933)		$260,730,880

Open futures contracts held by the Fund at July 31, 2023 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized (Depreciation)
Long Contracts
U.S. 2-Year Treasury Note	76	Sep-2023	$15,555,361	$15,430,375	$(124,986)
U.S. 5-Year Treasury Note	159	Sep-2023	17,261,434	16,984,429	(277,005)
U.S. 10-Year Treasury Note	14	Sep-2023	1,583,554	1,559,688	(23,866)

			$34,400,349	$33,974,492	$(425,857)

Percentages are based on Net Assets of $255,026,143.

*	Non-income producing security.

(A)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Securities considered illiquid. The total value of such securities as of July 31, 2023 was $138 and represented 0.0% of Net Assets.

(D)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2023 was $48,112,914 and represents 18.9% of Net Assets.

(E)	Perpetual security with no stated maturity date.

(F)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	METLIFE CORE PLUS FUND
JULY 31, 2023 (Unaudited)

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

TBA — To Be Announced

TSFR1M — One Month Term SOFR

TSFR3M — Three Month Term SOFR

UMBS — Uniform Mortgage-Backed Security

USD — U.S. Dollar

MIM-QH-001-0600